Related Party Transactions Disclosure [Text Block]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 4. RELATED PARTY TRANSACTIONS

Advance from Related Party

During the six months ended June 30, 2019 and the year ended December 31, 2018, a related party advanced an aggregate of $377,739 and $381,675, respectively, for working capital purposes. The advances are non-interest bearing, unsecured and due on demand. As of June 30, 2019 and December 31, 2018, outstanding advances amounted to $759,414 and $381,675, respectively.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on September 18, 2017 through the earlier of the consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the Sponsor a monthly fee of $10,000 for office space and administrative and support services. For each of the three and six months ended June 30, 2019 and 2018, the Company incurred $30,000 and $60,000 in fees for these services. At June 30, 2019 and December 31, 2018, fees amounting to $215,000 and $155,000, respectively, are included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (other than the Sponsor’s commitment to provide the Company an aggregate of $200,000 in loans in order to finance transaction costs in connection with a Business Combination). In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants of the post business combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants.

NOTE 6. RELATED PARTY TRANSACTIONS

Advance from Related Party

During the years ended December 31, 2018 and 2017, a related party advanced an aggregate of $381,675 and $126,378, respectively, for working capital purposes and for costs associated with the formation of the Company and offering costs. The advances are non-interest bearing, unsecured and due on demand. The Company repaid $126,378 of advances during the year ended December 31, 2018. As of December 31, 2018 and 2017, outstanding advances amounted to $381,675 and $126,378, respectively.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on September 18, 2017 through the earlier of the consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the Sponsor a monthly fee of $10,000 for office space, administrative and support services. For the year ended December 31, 2018 and for the period from May 5, 2017 (inception) through December 31, 2017, the Company incurred $120,000 and $35,000 in fees for these services, respectively. At December 31, 2018 and 2017, $155,000 and $35,000, respectively, is included in accounts payable and accrued expenses in the accompanying balance sheets.